Contingencies and commitments - Summary of capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Capital commitments	$ 4,385	$ 3,354
Joint ventures
Disclosure of contingent liabilities [line items]
Capital commitments	227	15
Due within 1 year
Disclosure of contingent liabilities [line items]
Capital commitments	3,662	2,313
Due within 1 year | Joint ventures
Disclosure of contingent liabilities [line items]
Capital commitments	128	15
Between 1 and 3 years
Disclosure of contingent liabilities [line items]
Capital commitments	597	866
Between 1 and 3 years | Joint ventures
Disclosure of contingent liabilities [line items]
Capital commitments	99	0
Between 3 and 5 years
Disclosure of contingent liabilities [line items]
Capital commitments	27	86
After 5 years
Disclosure of contingent liabilities [line items]
Capital commitments	$ 99	$ 89